Employee Benefits - Additional Information (Detail) shares in Millions, $ in Millions					3 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($) plan	May 31, 2016 USD ($) plan	Apr. 01, 2016 USD ($) plan	Mar. 31, 2016 USD ($) plan	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) plan shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans					$ 21,100	$ 21,100	$ 22,000
Defined benefits postretirement plans amortized from accumulated other comprehensive income						$ (900)
Discount Rate					4.20%	4.20%	4.60%	4.20%	5.00%
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)						10
Number of allocated shares of common stock in ESOP | shares					55	55
Total savings plan cost						$ 700	$ 900	$ 900
Severance, Pension and Benefit (Credits) Charges						2,923	(2,256)	7,507
Pension and other postretirement benefit remeasurement (credits) charges					$ 1,900	2,500
Severance costs						400	600	500
Lower negotiated prescription drug pricing					500	500
Change method used to estimate interest component of net periodic benefit cost for pension and other Postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Reduction of interest cost						400
Minimum
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit obligations					300	300
Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Derecognition of net assets, defined benefit pension and other postretirement benefit plan obligations			$ 700				700
Access Line Sale with Frontier | Selling, general and administrative expense
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain						500
Curtailment gain, net of tax						300
Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes						2,900
Change in defined benefit and postretirement plans, due to change in prior service credit, tax						1,800
Increase in pre-tax income						400
Reclassification to net periodic cost					$ (400)	$ (400)
Return Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets						65.00%
Liability Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets						35.00%
Credits Primarily Driven By Increase In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges							(2,500)
Credits Due to Execution of New Prescription Drug Contract
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges							(1,000)
(Credits) Charges Primarily Driven By Use of Updated Actuarial Tables
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges						$ (500)	(900)	1,800
(Credits) Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges						$ 200	$ 1,200	$ (600)
Expected return on plan assets							7.00%	7.25%	7.25%
Actual return on assets						6.00%	0.70%	10.50%
(Credits) Charges Primarily Driven By Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges						$ 300	$ 300
Charges Primarily Driven By Decrease In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges						2,100		$ 5,200
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Reclassification						$ 310	$ 167
Discount Rate					4.20%	4.20%	4.60%
Pension and other postretirement benefit obligations					$ 19,650	$ 19,650	$ 24,223	$ 27,097
Defined benefit plan contributions by employer						917	667
Pension and other postretirement benefit remeasurement (credits) charges						$ 1,289	$ (2,733)
Expected return on plan assets						3.80%	4.80%	5.50%
Pension
Defined Benefit Plan Disclosure [Line Items]
Reclassification						$ 1,144
Discount Rate					4.30%	4.30%	4.60%
Pension and other postretirement benefit obligations					$ 21,112	$ 21,112	$ 22,016	$ 25,320
Defined benefit plan contributions by employer						837	744
Pension and other postretirement benefit remeasurement (credits) charges						$ 1,017	$ (1,361)
Expected return on plan assets						7.00%	7.25%	7.25%
Pension | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan						3
Pension | Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Average remaining service period of defined benefit pension plans						12 years 2 months 12 days
(Reduction) Increase in benefit obligation					400	$ 400
Pension | Lump Sum Distributions
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit remeasurement (credits) charges	$ 600	$ 100		$ 200
Number of defined benefit pension plans | plan	5	3		1
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer						1,100
Defined benefit plan contributions by employer in next fiscal year						$ 800
Other Postretirement Benefit Plan | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan						1
Other Postretirement Benefit Plan | Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Average remaining service period of defined benefit pension plans						7 years 9 months 18 days
(Reduction) Increase in benefit obligation					$ (5,100)	$ (5,100)
Number of other postretirement benefit plans | plan		3
Qualified pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer						800
Defined benefit plan discretionary contributions by employer						200
Defined benefit plan contributions by employer in next fiscal year						600
Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer						100
Defined benefit plan contributions by employer in next fiscal year						100
Charges Primarily Driven by Updated Health Care Trend Cost Assumptions
Defined Benefit Plan Disclosure [Line Items]
Severance, Pension and Benefit (Credits) Charges						$ 900
Pension and Benefit Plans | Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit remeasurement (credits) charges		$ 2,700
Number of defined benefit pension plans | plan		2
Pension and Benefit Plans | Defined Benefit Plan Curtailments
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit remeasurement (credits) charges			$ 800
Number of defined benefit pension plans | plan			3
Number of other postretirement benefit plans | plan			1